Dividend per ordinary share - Additional information (Details) - EUR (€) € / shares in Units, € in Millions		1 Months Ended								12 Months Ended
	Apr. 22, 2025	Jan. 31, 2026	Oct. 31, 2025	Aug. 31, 2025	May 31, 2025	Oct. 31, 2024	Aug. 31, 2024	May 31, 2024	Aug. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [line items]
Dividends per ordinary share (in EUR per share)	€ 1.06		€ 0.172							€ 1.086	€ 1.060	€ 1.106
Dividend per ordinary share paid (in EUR per share)				€ 0.350	€ 0.710		€ 0.350	€ 0.756	€ 0.35
Other cash distributions										€ 500	€ 498	€ 0
Other cash distributions (in EUR per share)						€ 0.161
Proposed cash dividend, per ordinary share (in EUR per share)					€ 0.71					€ 0.736
Withholding tax on dividends paid, ordinary shares										15.00%
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Other cash distributions		€ 500